Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of maturities for long-term debt and finance lease obligations
Maturities for long-term debt and finance lease obligations through 2029 are as follows:

	(dollars in thousands)
	2025	2026	2027	2028	2029
FFB	$285,536	$273,477	$249,492	$292,985	$340,149
FMBs	62,500	62,500	62,500	62,500	62,500
PCRBs(1)	40,530	—	—	—	—
	$388,566	$335,977	$311,992	$355,485	$402,649
Finance Leases	10,413	11,595	12,912	2,153	2,397
Total	$398,979	$347,572	$324,904	$357,638	$405,046
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(1)Represents amounts that would be due in the current year upon optional tender by holders of the Series 2013A Appling bonds. These bonds have a provision that holders of the bonds may tender the bonds for purchase at any time upon at least seven days notice, and we are obligated to pay the purchase price of the bonds tendered for purchase and not remarketed. These Series 2013A Appling bonds, totaling $40,530,000, have a nominal maturity in 2038. There are no scheduled debt maturities for the PCRBs through 2029.

Schedule of long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Long-term debt outstanding, excluding commercial paper reclassified to long-term debt, and the associated unamortized debt issuance costs and debt discounts at December 31, 2024 and December 31, 2023 are as follows:

	2024		2023
	Principal	Unamortized Debt Issuance Costs and Debt Discounts	Principal	Unamortized Debt Issuance Costs and Debt Discounts
	(dollars in thousands)
FFB	$6,846,935	$48,947	$6,841,352	$51,083
FMBs	4,837,500	63,373	4,551,010	60,987
PCRBs	704,190	8,008	704,190	8,490
	$12,388,625	$120,328	$12,096,552	$120,560